UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31

Date of reporting period: March 31, 2005

ITEM	1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Consulting Group

Capital Markets Funds

Multi-Strategy Market Neutral Investments

Annual Report March 31, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

Consulting Group

Capital Markets Funds

DEAR SHAREHOLDER:

The fiscal year for the Consulting Group Capital Markets Funds – Multi-Strategy Market Neutral Investments (“Fund”) ended March 31, 2005 with the Fund posting a return of –1.23%. During this time period, the Three Month Treasury Bill Indexi rose 1.75%, and the S&P 500 Indexii rose 6.69%. The macro-economic environment during this period was steady economic growth and rising short-term interest rates. The Federal Reserve Boardiii implemented a rising interest rate strategy to return rates to a more normal level and fight the potential rise in inflation.

Consulting Group, in its capacity as Investment Manager of the Fund, is responsible for overseeing and implementing the strategies utilized in the Fund. At the beginning of the fiscal year, the Fund employed two strategies: convertible arbitrage and equity market neutral. Franklin Portfolio Associates LLC, Freeman Associates Investment Management LLC, and SSI Investment Management Inc. (“SSI”) sub-advise the equity market neutral strategy. Calamos Asset Management, Inc. and SSI sub-advise convertible arbitrage. Camden Asset Management L.P. was terminated during the year from the convertible arbitrage strategy.

The convertible arbitrage strategy consists of buying debt securities, preferred stocks, and other securities convertible into common stock. A hedge is constructed by selling short the common stock of the company. There were several factors that negatively impacted the convertible securities markets and the opportunities to achieve positive returns in a hedged strategy.

Issuance of convertible securities diminished during the year, redemptions increased over the previous year, and equity market volatility declined. These factors combined with the recent widening of the credit spread (the premium investors demand over a comparable Treasury security) late in the fiscal year and helped produce negative returns.

The equity market neutral strategy consists of buying stock in the companies the sub-adviser believes to be undervalued and will outperform the broad equity market return. Concurrently, short sales are initiated in the stocks that the sub-adviser believes to be overvalued and will underperform the broad equity market. This strategy produced very low positive to negative returns during this period.

There are two very important equity market factors to understand when analyzing the contribution of the equity market neutral strategy. The volatility of the market, and how differently the stocks in the market move, create opportunity for the sub-adviser. Generally, during the fiscal year, market volatility was lower than previous years. The positive returns the equity market generated during the period were primarily a function of energy and other commodity related companies. Most of the equity market struggled together during the period. Valuation sensitive models by some sub-advisers were able to create low levels of positive returns, but not enough to overcome the negative returns of other equity market neutral strategies and the convertible arbitrage strategy.

The negative return generated by the Fund is disappointing, but must be understood in context of the structure, objectives and opportunities. The Fund does not employ leverage. Very low levels of short-term interest rates have limited the short-rebate opportunity. Equity market volatility has been lower than the previous several years. The Fund is structured as a portfolio risk-reducing vehicle. Given the recent positive returns in both the fixed income and equity markets, the role and importance of market neutral investments was diminished. The long-term role of risk reduction remains in place.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

We thank you for your continued support and encourage you to contact your Financial Consultant for further assistance and guidance.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

April 29, 2005

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

The Fund is only available to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 1.50%. The performance data shown does not reflect this fee, which would reduce returns.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed my differ from those of the firm as a whole.

RISKS: The Fund makes short sales of securities, which may result in losses greater than the amount invested. Although the Fund’s strategies attempt to neutralize the effect of general trends in the equity markets, an investment in the Fund is subject to the risks associated with investing in equity securities generally. Equity securities, particularly common stocks, have historically generated higher average returns than fixed income securities, but have also experienced significantly more volatility on those returns. In addition to the risks associated with equity securities, convertible arbitrage also entails risks associated with fixed income securities, such as interest rate and credit risk. The Fund may engage in active and frequent trading which would increase the investor’s tax liability and increase transaction costs, which would in turn, reduce the Fund’s performance.

[i]	The Three Month Treasury Bill Index is composed of one three-month U.S. Treasury Bill whose return is tracked until its maturity.
ii	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
iii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

The following graph depicts the performance of the Multi-Strategy Market Neutral Investments vs. the 3-Month T-Bill Index and S&P 500 Index.

The 3-Month T-Bill Index is composed of one 3-Month U.S. T-Bill whose return is tracked until its maturity. The S&P 500 Index is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

Average Annual Total Returns For the Period Ended March 31, 2005†‡ (unaudited)

Multi-Strategy Market Neutral Investments	Without TRAK Fee	With TRAK Fee*
Since inception (5/10/99)	4.04%	2.49%
5 Year	3.18	1.64
3 Year	1.38	(0.13)
1 Year	(1.23)	(2.70)

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www. citigroupam.com.

‡	Assumes the reinvestment of all distributions.

*	The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 1.50%.

Fund at a Glance (unaudited)

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) advisory program annual fees, which in the case of TRAK® may be up to 1.50%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2004 and held for the six months ended March 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
(0.77)%	$1,000.00	$992.30	1.77%	$8.79

(1)	For the six months ended March 31, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which in the case of TRAK® may be up to 1.50%. Total return is not annualized as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
5.00%	$1,000.00	$1,016.11	1.77%	$8.90

(1)	For the six months ended March 31, 2005.
(2)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedule of Investments

March 31, 2005

Shares	Security	Value
COMMON STOCK (a) — 51.1%
CONSUMER DISCRETIONARY — 12.1%

Auto Components — 0.9%
2,500	American Axle & Manufacturing Holdings, Inc.	$61,250
12,550	Autoliv, Inc.	598,008
3,670	Cooper Tire & Rubber Co.	67,381
1,435	Dana Corp.	18,354
14,800	The Goodyear Tire & Rubber Co. (b)	197,580
1,600	Lear Corp.	70,976
700	Magna International Inc., Class A Shares	46,830
3,440	Tenneco Automotive Inc. (b)	42,862
2,400	Wabtec Corp.	49,176

		1,152,417

Automobiles — 0.6%
13,400	Ford Motor Co.	151,822
4,200	General Motors Corp.	123,438
6,500	Harley-Davidson, Inc.	375,440
2,100	Toyota Motor Corp., Sponsored ADR	156,198

		806,898

Distributors — 0.1%
2,050	WESCO International, Inc. (b)	57,400

Hotels, Restaurants & Leisure — 0.8%
1,700	Ameristar Casinos, Inc.	92,956
1,400	Boyd Gaming Corp.	73,010
3,380	CKE Restaurants, Inc. (b)	53,573
8,195	Darden Restaurants, Inc.	251,423
7,625	Hilton Hotels Corp.	170,419
1,060	Jack in the Box Inc. (b)	39,326
4,895	McDonald's Corp.	152,430
8,250	Penn National Gaming, Inc. (b)	242,385
1,300	Ruby Tuesday, Inc.	31,577

		1,107,099

Household Durables — 2.5%
17,950	American Greetings Corp., Class A Shares	457,366
3,600	The Black & Decker Corp.	284,364
2,333	D.R. Horton, Inc.	68,217
6,655	Ethan Allen Interiors Inc.	212,960
10,800	Furniture Brands International, Inc.	235,548
900	Harman International Industries, Inc.	79,614
1,600	KB HOME	187,936
1,026	M.D.C. Holdings, Inc.	71,461
10,525	Newell Rubbermaid Inc.	230,919
100	NVR, Inc. (b)	78,500
2,740	Snap-on Inc.	87,105
2,600	Standard Pacific Corp.	187,694
7,600	The Stanley Works	344,052
1,600	Tempur-Pedic International Inc. (b)	29,856
4,500	Toll Brothers, Inc. (b)	354,825
1,000	The Toro Co.	88,500

See Notes to Financial Statements.

Schedule of Investments

(continued)

Shares	Security	Value

Household Durables — 2.5% (continued)
11,500	Tupperware Corp.	$234,140
1,400	Whirlpool Corp.	94,822

		3,327,879

Leisure Equipment & Products — 0.7%
3,465	JAKKS Pacific, Inc. (b)	74,394
28,945	Marvel Enterprises, Inc. (b)	578,900
3,395	Polaris Industries Inc.	238,431
2,400	SCP Pool Corp.	76,464

		968,189

Media — 1.4%
4,000	Catalina Marketing Corp.	103,600
14,900	Citadel Broadcasting Co. (b)	204,577
3,800	Clear Channel Communications, Inc.	130,986
1,115	Entercom Communications Corp. (b)	39,605
15,400	Gemstar-TV Guide International, Inc. (b)	66,990
1,000	Grupo Televisa S.A., Sponsored ADR	58,800
2,900	John Wiley & Sons, Inc., Class A Shares	102,225
1,200	Lamar Advertising Co., Class A Shares (b)	48,348
6,700	Lions Gate Entertainment Corp. (b)	74,035
1,835	The McGraw-Hill Cos., Inc.	160,104
2,100	Meredith Corp.	98,175
1,000	Pixar (b)	97,550
1,400	R.H. Donnelley Corp. (b)	81,326
4,200	The Reader's Digest Association, Inc.	72,702
7,120	Sinclair Broadcast Group, Inc., Class A Shares	57,174
17,200	Sirius Satellite Radio Inc. (b)	96,664
4,370	Time Warner Inc. (b)	76,694
7,300	TV Azteca, S.A. de C.V., Sponsored ADR	63,145
5,900	The Walt Disney Co.	169,507
3,900	XM Satellite Radio Holdings Inc., Class A Shares (b)	122,850

		1,925,057

Multi-Line Retail — 1.4%
7,600	BJ's Wholesale Club, Inc. (b)	236,056
7,500	Costco Wholesale Corp.	331,350
3,100	Dillard's, Inc., Class A Shares	83,390
5,200	Federated Department Stores, Inc.	330,928
3,990	J. C. Penney Co., Inc.	207,161
4,230	Nordstrom, Inc.	234,257
3,100	Sears Holdings Corp. (b)	412,827
1,200	Wal-Mart Stores, Inc.	60,132

		1,896,101

Specialty Retail — 3.3%
7,000	Abercrombie & Fitch Co., Class A Shares	400,680
6,000	Aeropostale, Inc. (b)	196,500
20,200	American Eagle Outfitters, Inc.	596,910
23,100	AutoNation, Inc. (b)	437,514
900	AutoZone, Inc. (b)	77,130
11,860	Barnes & Noble, Inc. (b)	409,051
2,100	Bebe Stores, Inc.	71,295
4,240	Best Buy Co., Inc.	229,002

See Notes to Financial Statements.

Schedule of Investments

(continued)

Shares	Security	Value

Specialty Retail — 3.3% (continued)
3,900	Borders Group, Inc.	$103,818
3,130	Casual Male Retail Group Inc. (b)	20,314
3,545	Charming Shoppes, Inc. (b)	28,821
11,785	The Gap, Inc.	257,384
5,600	The Gymboree Corp. (b)	70,224
9,100	Linens 'n Things, Inc. (b)	225,953
9,585	Michaels Stores, Inc.	347,936
2,400	Movie Gallery, Inc.	68,832
6,800	OfficeMax Inc.	227,800
2,700	Payless ShoeSource, Inc. (b)	42,633
12,300	Pier 1 Imports, Inc.	224,229
12,650	Staples, Inc.	397,590

		4,433,616

Textiles & Apparel — 0.4%
2,235	K-Swiss Inc., Class A Shares	73,822
2,300	NIKE, Inc., Class B Shares	191,613
21,340	Tommy Hilfiger Corp. (b)	249,678
2,000	Wolverine World Wide, Inc.	42,860

		557,973

	TOTAL CONSUMER DISCRETIONARY	16,232,629

CONSUMER STAPLES — 2.6%

Beverages — 0.8%
1,400	Diageo PLC, Sponsored ADR	79,660
1,400	Fomento Economico Mexicano, S.A. de C.V., Sponsored ADR	74,970
615	Molson Coors Brewing Co., Class B Shares	47,460
14,715	The Pepsi Bottling Group, Inc.	409,813
21,000	PepsiAmericas, Inc.	475,860

		1,087,763

Food & Drug Retailing — 0.5%
11,975	7-Eleven, Inc. (b)	287,640
300	CVS Corp.	15,786
3,100	The Great Atlantic & Pacific Tea Co., Inc. (b)	46,190
11,900	The Kroger Co. (b)	190,757
8,100	Rite Aid Corp. (b)	32,076
2,900	SUPERVALU INC.	96,715

		669,164

Food Products — 1.1%
7,830	Archer-Daniels-Midland Co.	192,461
3,675	Cadbury Schweppes PLC, Sponsored ADR	149,573
4,100	General Mills, Inc.	201,515
6,800	Hormel Foods Corp.	211,548
750	McCormick & Co., Inc., Non-voting Shares	25,822
6,620	Pilgrim's Pride Corp.	236,466
5,900	Sara Lee Corp.	130,744
5,700	Sensient Technologies Corp.	122,892
2,500	Smithfield Foods, Inc. (b)	78,875
2,100	Tyson Foods, Inc., Class A Shares	35,028

		1,384,924

See Notes to Financial Statements.

Schedule of Investments

(continued)

Shares	Security	Value

Personal Products — 0.2%
4,200	Avon Products, Inc.	$180,348
910	The Gillette Co.	45,937
6,100	Playtex Products, Inc. (b)	54,900

		281,185

	TOTAL CONSUMER STAPLES	3,423,036

ENERGY — 4.2%

Energy Equipment & Services — 1.4%
1,400	BJ Services Co.	72,632
1,800	Cal Dive International, Inc. (b)	81,540
1,690	Cooper Cameron Corp. (b)	96,685
4,400	ENSCO International Inc.	165,704
3,400	Grant Prideco, Inc. (b)	82,144
2,850	Halliburton Co.	123,262
1,200	Lone Star Technologies, Inc. (b)	47,316
1,400	Maverick Tube Corp. (b)	45,514
2,700	Nabors Industries, Ltd. (b)	159,684
9,300	Patterson-UTI Energy, Inc.	232,686
1,620	Precision Drilling Corp. (b)	120,949
2,800	Schlumberger Ltd.	197,344
4,300	Transocean Inc. (b)	221,278
1,600	Unit Corp. (b)	72,272
2,100	Universal Compression Holdings, Inc. (b)	79,527
2,650	Weatherford International Ltd. (b)	153,541

		1,952,078

Oil & Gas — 2.8%
1,100	Amerada Hess Corp.	105,831
6,400	Anadarko Petroleum Corp.	487,040
1,500	Ashland Inc.	101,205
2,600	Burlington Resources Inc.	130,182
17,200	Chesapeake Energy Corp.	377,368
2,800	ConocoPhillips	301,952
3,600	Devon Energy Corp.	171,900
2,400	Exxon Mobil Corp.	143,040
1,500	General Maritime Corp. (b)	72,660
1,510	The Houston Exploration Co. (b)	85,994
5,500	Marathon Oil Corp.	258,060
1,100	Murphy Oil Corp.	108,603
1,000	Newfield Exploration Co. (b)	74,260
1,300	Nordic American Tanker Shipping Ltd.	61,685
1,700	Premcor Inc.	101,456
3,400	Sunoco, Inc.	351,968
5,695	Tesoro Corp. (b)	210,829
2,775	Ultra Petroleum Corp. (b)	140,970
5,650	Valero Energy Corp.	413,975

		3,698,978

	TOTAL ENERGY	5,651,056

See Notes to Financial Statements.

Schedule of Investments

(continued)

Shares	Security	Value
FINANCIALS — 7.4%

Banks — 1.8%
1,600	Associated Banc-Corp.	$49,968
3,700	Bank of America Corp.	163,170
4,275	The Bank of New York Co., Inc.	124,189
3,115	BankUnited Financial Corp., Class A Shares (b)	83,669
2,300	City National Corp.	160,586
500	First BanCorp.	21,125
2,000	Golden West Financial Corp.	121,000
1,000	M&T Bank Corp.	102,060
9,060	National City Corp.	303,510
3,570	Northern Trust Corp.	155,081
6,292	SunTrust Banks, Inc.	453,464
2,300	TD Banknorth, Inc. (b)	71,852
2,400	UnionBanCal Corp.	147,000
6,800	W Holding Co., Inc.	68,476
3,100	Wachovia Corp.	157,821
1,900	Washington Mutual, Inc.	75,050
2,000	Westcorp	84,500
1,200	Zions Bancorp.	82,824

		2,425,345

Diversified Financials — 2.5%
2,935	A.G. Edwards, Inc.	131,488
1,400	Affiliated Managers Group, Inc. (b)	86,842
2,700	American Capital Strategies, Ltd.	84,807
6,715	AmeriCredit Corp. (b)	157,400
15,600	Ameritrade Holding Corp. (b)	159,276
1,100	The Bear Stearns Cos. Inc.	109,890
3,000	Calamos Asset Management, Inc., Class A Shares (c)	80,760
2,825	Capital One Financial Corp.	211,225
200	The Chicago Mercantile Exchange	38,806
200	CIT Group Inc.	7,600
11,023	Countrywide Financial Corp.	357,807
4,690	Doral Financial Corp.	102,664
10,800	E*TRADE Financial Corp. (b)	129,600
5,000	Friedman, Billings, Ramsey Group, Inc., Class A Shares	79,350
2,425	GFI Group Inc. (b)	65,063
900	The Goldman Sachs Group, Inc.	98,991
4,000	JPMorgan Chase & Co.	138,400
21,200	Knight Trading Group, Inc., Class A Shares (b)	204,368
2,475	Legg Mason, Inc.	193,396
1,795	Lehman Brothers Holdings Inc.	169,017
6,120	MBNA Corp.	150,246
1,100	Moody's Corp.	88,946
5,200	Providian Financial Corp. (b)	89,232
5,800	State Street Corp.	253,576
2,200	Walter Industries, Inc.	93,610
1,200	WFS Financial Inc. (b)	51,780

		3,334,140

Insurance — 2.1%
2,200	ACE Ltd.	90,794
1,800	The Allstate Corp.	97,308
2,300	American Financial Group, Inc.	70,840

See Notes to Financial Statements.

Schedule of Investments

(continued)

Shares	Security	Value

Insurance — 2.1% (continued)
1,800	AmerUs Group Co.	$85,050
700	The Chubb Corp.	55,489
11,180	Cincinnati Financial Corp.	487,560
1,400	The Commerce Group, Inc.	86,772
725	Everest Re Group, Ltd.	61,705
10,400	First American Corp.	342,576
3,700	Fremont General Corp.	81,363
900	Infinity Property & Casualty Corp.	28,134
7,305	Lincoln National Corp.	329,748
2,380	MetLife, Inc.	93,058
6,400	Nationwide Financial Services, Inc., Class A Shares	229,760
2,600	Protective Life Corp.	102,180
1,850	Prudential Financial, Inc.	106,190
1,800	Reinsurance Group of America, Inc.	76,644
2,490	SAFECO Corp.	121,288
1,850	W. R. Berkley Corp.	91,760
2,050	Willis Group Holdings Ltd.	75,583
1,100	XL Capital Ltd., Class A Shares	79,607

		2,793,409

Real Estate — 1.0%
12,325	Annaly Mortgage Management Inc.	231,217
4,400	Archstone-Smith Trust	150,084
1,200	Avalonbay Communities, Inc.	80,268
4,235	Bluegreen Corp. (b)	54,420
1,300	Boston Properties, Inc.	78,299
1,300	CBL & Associates Properties, Inc.	92,963
2,000	Cousins Properties, Inc.	51,740
1,900	Developers Diversified Realty Corp.	75,525
3,000	Impac Mortgage Holdings, Inc.	57,540
1,900	New Century Financial Corp.	88,958
3,000	Plum Creek Timber Co., Inc.	107,100
1,600	Regency Centers Corp.	76,208
2,500	Saxon Capital Inc.	43,000
1,500	SL Green Realty Corp.	84,330
3,200	Thornburg Mortgage, Inc.	89,728

		1,361,380

	TOTAL FINANCIALS	9,914,274

HEALTHCARE — 5.1%

Biotechnology — 0.4%
1,600	Affymetrix, Inc. (b)	68,544
2,825	Charles River Laboratories International, Inc. (b)	132,888
2,200	CV Therapeutics, Inc. (b)	44,792
3,200	Gilead Sciences, Inc. (b)	114,560
2,700	Human Genome Sciences, Inc. (b)	24,894
2,750	Invitrogen Corp. (b)	190,300
600	OSI Pharmaceuticals, Inc. (b)	24,804

		600,782

Healthcare Equipment & Supplies — 1.3%
1,370	Alcon, Inc.	122,327
6,930	Applera Corp.—Applied Biosystems Group	136,798
1,695	Bausch & Lomb Inc.	124,243

See Notes to Financial Statements.

Schedule of Investments

(continued)

Shares	Security	Value

Healthcare Equipment & Supplies — 1.3% (continued)
7,000	Baxter International Inc.	$237,860
6,600	Becton, Dickinson and Co.	385,572
2,050	Boston Scientific Corp.(b)	60,044
1,100	C. R. Bard, Inc.	74,888
1,200	The Cooper Cos., Inc.	87,480
1,200	Cyberonics, Inc. (b)	53,004
1,700	Haemonetics Corp. (b)	71,672
2,000	Hologic, Inc. (b)	63,750
1,960	Kyphon Inc. (b)	49,333
805	Medtronic, Inc.	41,015
5,100	STERIS Corp. (b)	128,775
2,800	Wilson Greatbatch Technologies, Inc. (b)	51,072

		1,687,833

Healthcare Providers & Services — 2.3%
2,200	Aetna Inc.	164,890
6,200	AmerisourceBergen Corp.	355,198
2,400	Cantel Medical Corp. (b)	69,504
3,000	Cardinal Health, Inc.	167,400
2,370	CIGNA Corp.	211,641
4,100	Coventry Health Care, Inc. (b)	279,374
1,035	Express Scripts, Inc. (b)	90,242
2,300	First Horizon Pharmaceutical Corp. (b)	38,824
300	HCA, Inc.	16,071
14,700	Health Management Associates, Inc., Class A Shares	384,846
10,400	Humana Inc. (b)	332,176
9,400	Lincare Holdings Inc. (b)	415,762
3,300	Manor Care, Inc.	119,988
7,900	McKesson Corp.	298,225
100	PacifiCare Health Systems, Inc. (b)	5,692
10,050	Service Corp. International (b)	75,174
1,605	Sierra Health Services, Inc. (b)	102,463

		3,127,470

Pharmaceuticals — 1.1%
7,200	Forest Laboratories, Inc. (b)	266,040
3,900	Hospira, Inc. (b)	125,853
8,100	Johnson & Johnson	543,996
3,470	Medicis Pharmaceutical Corp., Class A Shares	104,031
1,800	Merck & Co. Inc.	58,266
2,200	Sepracor Inc. (b)	126,302
3,600	Shire Pharmaceuticals Group PLC, Sponsored ADR	123,408
2,900	Watson Pharmaceuticals, Inc. (b)	89,117

		1,437,013

	TOTAL HEALTHCARE	6,853,098

INDUSTRIALS — 6.5%

Aerospace & Defense — 1.1%
6,075	BE Aerospace, Inc. (b)	72,900
1,825	The Boeing Co.	106,689
3,925	Engineered Support Systems, Inc.	210,066
350	General Dynamics Corp.	37,467
5,775	L-3 Communications Holdings, Inc.	410,140
4,100	Lockheed Martin Corp.	250,346

See Notes to Financial Statements.

Schedule of Investments

(continued)

Shares	Security	Value

Aerospace & Defense — 1.1% (continued)
6,470	Orbital Sciences Corp. (b)	$62,630
1,600	Raytheon Co.	61,920
2,700	United Defense Industries, Inc.	198,234

		1,410,392

Air Freight & Couriers — 0.1%
1,275	EGL, Inc. (b)	29,070
2,200	Ryder System, Inc.	91,740

		120,810

Airlines — 0.2%
5,310	Alaska Air Group, Inc. (b)	156,326
6,900	AMR Corp. (b)	73,830
5,020	Continental Airlines, Inc., Class B Shares (b)	60,441
1,600	ExpressJet Holdings, Inc. (b)	18,256

		308,853

Building Products — 0.2%
6,300	Masco Corp.	218,421

Commercial Services & Supplies — 1.8%
1,900	Adesa, Inc.	44,384
3,400	Alliance Data Systems Corp. (b)	137,360
4,570	The Brink's Co.	158,122
3,000	Career Education Corp. (b)	102,780
25,000	Cendant Corp.	513,500
2,200	Deluxe Corp.	87,692
850	First Data Corp.	33,413
2,375	Headwaters Inc. (b)	77,947
1,400	ITT Educational Services, Inc. (b)	67,900
15,600	Korn/Ferry International (b)	296,868
1,600	Monster Worldwide Inc. (b)	44,880
3,100	Robert Half International Inc.	83,576
24,930	Sabre Holdings Corp., Class A Shares	545,468
5,500	Waste Management, Inc.	158,675
2,900	West Corp. (b)	92,800

		2,445,365

Electrical Equipment — 0.6%
2,300	AMETEK, Inc.	92,575
2,325	Cooper Industries, Ltd., Class A Shares	166,284
4,200	Energizer Holdings, Inc. (b)	251,160
2,800	Rockwell Automation, Inc.	158,592
4,000	Thomas & Betts Corp. (b)	129,200

		797,811

Industrial Conglomerates — 0.2%
1,155	3M Co.	98,972
2,850	Honeywell International Inc.	106,048
3,700	Tyco International Ltd.	125,060

		330,080

Machinery — 0.8%
3,650	AGCO Corp. (b)	66,612
1,300	Cummins Inc.	91,455

See Notes to Financial Statements.

Schedule of Investments

(continued)

Shares	Security	Value

Machinery — 0.8% (continued)
785	Deere & Co.	$52,697
1,765	Ingersoll-Rand Co. Ltd., Class A Shares	140,582
1,525	Joy Global Inc.	53,466
1,595	Kennametal Inc.	75,747
1,550	The Manitowoc Co., Inc.	62,604
5,460	PACCAR Inc.	395,249
2,015	Terex Corp. (b)	87,249
2,700	Wabash National Corp. (b)	65,880

		1,091,541

Marine — 0.4%
5,500	CP Ships Ltd.	77,990
6,800	Overseas Shipholding Group, Inc.	427,788

		505,778

Road & Rail — 0.7%
2,500	Arkansas Best Corp.	94,450
1,850	Burlington Northern Santa Fe Corp.	99,770
4,995	Heartland Express, Inc.	95,654
3,400	J.B. Hunt Transport Services, Inc.	148,818
3,245	Norfolk Southern Corp.	120,227
12,300	Swift Transportation Co., Inc. (b)	272,322
1,500	Yellow Roadway Corp. (b)	87,810

		919,051

Trading Companies & Distributors — 0.4%
1,500	MSC Industrial Direct Co., Inc., Class A Shares	45,840
7,310	W.W. Grainger, Inc.	455,194

		501,034

	TOTAL INDUSTRIALS	8,649,136

INFORMATION TECHNOLOGY — 6.3%

Communications Equipment — 1.2%
4,900	ADTRAN, Inc.	86,436
4,400	Cisco Systems, Inc. (b)	78,716
17,900	CommScope, Inc. (b)	267,784
18,100	Harris Corp.	590,965
16,500	Lucent Technologies Inc. (b)	45,375
5,700	McDATA Corp., Class A Shares (b)	21,489
23,400	Motorola, Inc.	350,298
2,000	Plantronics, Inc.	76,160
2,300	Scientific-Atlanta, Inc.	64,906

		1,582,129

Computers & Peripherals — 0.8%
2,000	Apple Computer, Inc. (b)	83,340
1,300	Avid Technology, Inc. (b)	70,356
3,600	Dell Inc. (b)	138,312
2,350	Lexmark International, Inc., Class A Shares (b)	187,929
9,300	NCR Corp. (b)	313,782
1,600	Network Appliance, Inc. (b)	44,256
8,100	Quantum Corp. (b)	23,571
14,500	Western Digital Corp. (b)	184,875

		1,046,421

See Notes to Financial Statements.

Schedule of Investments

(continued)

Shares	Security	Value

Electronic Equipment & Instruments — 1.5%
5,445	Amphenol Corp., Class A Shares	$201,683
7,200	Arrow Electronics, Inc. (b)	182,520
6,900	Avnet, Inc. (b)	127,098
1,100	FLIR Systems, Inc. (b)	33,330
29,000	Ingram Micro Inc., Class A Shares (b)	483,430
4,500	Jabil Circuit, Inc. (b)	128,340
2,475	Littelfuse, Inc. (b)	70,909
1,600	Mettler-Toledo International Inc. (b)	76,000
14,100	PerkinElmer, Inc.	290,883
2,300	Tech Data Corp. (b)	85,238
7,100	Tektronix, Inc.	174,163
2,295	Thermo Electron Corp. (b)	58,041
8,230	Vishay Intertechnology, Inc. (b)	102,299

		2,013,934

Information Technology Consulting & Services — 0.5%
16,500	Acxiom Corp.	345,345
1,700	Cognizant Technology Solutions Corp., Class A Shares (b)	78,540
2,200	Computer Sciences Corp. (b)	100,870
4,800	Perot Systems Corp., Class A Shares (b)	64,512
4,200	The Titan Corp. (b)	76,272

		665,539

Internet Software & Services — 0.2%
7,200	EarthLink, Inc. (b)	64,800
1,300	InterActiveCorp (b)	28,951
7,600	McAfee Inc. (b)	171,456
200	VeriSign, Inc. (b)	5,740

		270,947

Office Electronics — 0.1%
9,310	Xerox Corp. (b)	141,046

Semiconductor Equipment & Products — 1.0%
9,700	Applied Materials, Inc. (b)	157,625
11,000	Cree, Inc. (b)	239,250
6,300	Intel Corp.	146,349
9,600	Kulicke and Soffa Industries, Inc. (b)	60,384
2,600	Lam Research Corp. (b)	75,036
7,100	MEMC Electronic Materials, Inc. (b)	95,495
9,300	Micron Technology, Inc. (b)	96,162
11,500	National Semiconductor Corp.	237,015
18,600	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	157,728
8,700	Teradyne, Inc. (b)	127,020

		1,392,064

Software — 1.0%
32,800	Activision, Inc. (b)	485,440
9,200	Autodesk, Inc.	273,792
850	Cerner Corp. (b)	44,633
1,345	Hyperion Solutions Corp. (b)	59,328
5,480	Magma Design Automation, Inc. (b)	65,048
4,600	Quest Software, Inc. (b)	63,664
5,000	SERENA Software, Inc. (b)	118,800

See Notes to Financial Statements.

Schedule of Investments

(continued)

Shares	Security	Value

Software — 1.0% (continued)
5,200	Symantec Corp. (b)	$110,916
6,500	Wind River Systems, Inc. (b)	98,020

		1,319,641

	TOTAL INFORMATION TECHNOLOGY	8,431,721

MATERIALS — 3.9%

Chemicals — 1.2%
1,200	Air Products and Chemicals, Inc.	75,948
1,500	The Dow Chemical Co.	74,775
3,675	Eastman Chemical Co.	216,825
1,700	FMC Corp. (b)	90,865
1,000	International Flavors & Fragrances Inc.	39,500
1,900	Kronos Worldwide, Inc.	80,769
900	Monsanto Co.	58,050
900	Potash Corp. of Saskatchewan Inc.	78,759
3,300	PPG Industries, Inc.	236,016
1,875	Rohm and Haas Co.	90,000
7,675	Sigma-Aldrich Corp.	470,094
3,800	Valhi, Inc.	74,670

		1,586,271

Construction Materials — 0.2%
2,100	Cemex S.A. de C.V., Participation Certificate, Sponsored ADR	76,125
1,285	Martin Marietta Materials, Inc.	71,857
750	Texas Industries, Inc.	40,312
1,465	Vulcan Materials Co.	83,256

		271,550

Containers & Packaging — 0.3%
6,050	Ball Corp.	250,954
4,100	Bemis Co., Inc.	127,592
3,450	Owens-Illinois, Inc. (b)	86,733

		465,279

Metals & Mining — 1.5%
9,900	AK Steel Holding Corp. (b)	109,494
1,425	Carpenter Technology Corp.	84,659
650	Cleveland-Cliffs Inc.	47,365
2,100	Commercial Metals Co.	71,169
3,725	Newmont Mining Corp.	157,381
7,000	Nucor Corp.	402,920
2,400	Peabody Energy Corp.	111,264
2,375	Phelps Dodge Corp.	241,609
2,150	Quanex Corp.	114,638
2,200	Steel Dynamics, Inc.	75,790
6,000	United States Steel Corp.	305,100
15,500	Worthington Industries, Inc.	298,840

		2,020,229

See Notes to Financial Statements.

Schedule of Investments

(continued)

Shares	Security	Value

Paper & Forest Products — 0.7%
2,700	Georgia-Pacific Corp.	$95,823
19,300	Louisiana-Pacific Corp.	485,202
4,350	MeadWestvaco Corp.	138,417
2,525	Weyerhaeuser Co.	172,962

		892,404

	TOTAL MATERIALS	5,235,733

TELECOMMUNICATION SERVICES — 1.1%

Diversified Telecommunication Services — 0.6%
6,600	Alaska Communications Systems Group Inc.	66,330
4,860	ALLTEL Corp.	266,571
5,450	CenturyTel, Inc.	178,978
7,300	Verizon Communications Inc.	259,150

		771,029

Wireless Telecommunication Services — 0.5%
18,200	Crown Castle International Corp. (b)	292,292
1,500	Nextel Communications, Inc., Class A Shares (b)	42,630
13,100	Nextel Partners, Inc., Class A Shares (b)	287,676

		622,598

	TOTAL TELECOMMUNICATION SERVICES	1,393,627

UTILITIES — 1.9%

Electric Utilities — 0.8%
2,740	American Electric Power Co., Inc.	93,324
11,800	CMS Energy Corp. (b)	153,872
13,400	DPL Inc.	335,000
3,805	FirstEnergy Corp.	159,620
2,800	FPL Group, Inc.	112,420
3,200	PG&E Corp.	109,120
1,280	TXU Corp.	101,926
2,405	Wisconsin Energy Corp.	85,377

		1,150,659

Gas Utilities — 0.8%
11,300	National Fuel Gas Co.	323,067
9,900	ONEOK, Inc.	305,118
3,300	Sempra Energy	131,472
3,175	Southwestern Energy Co. (b)	180,213
3,400	WGL Holdings Inc.	105,264

		1,045,134

Multi-Utilities — 0.3%
3,115	Duke Energy Corp.	87,251
10,235	Dynegy Inc., Class A Shares (b)	40,019
2,600	Questar Corp.	154,050
5,050	The Williams Cos., Inc.	94,991

		376,311

	TOTAL UTILITIES	2,572,104

	TOTAL COMMON STOCK (Cost — $63,773,294)	68,356,414

See Notes to Financial Statements.

Schedule of Investments

(continued)

Shares	Security	Value
PREFERRED STOCK (a) — 6.5%
CONSUMER DISCRETIONARY — 2.0%

Automobiles — 2.0%
48,928	Ford Motor Co. Capital Trust II, 6.500%	$2,218,396
26,673	General Motors Corp., 5.250% Sr. Series B Cumulative Trust Preferred Securities	498,252

		2,716,648

Media — 0.0%
132	Sinclair Broadcast Group Inc., 6.000% Exchangeable 12/31/49	5,527

	TOTAL CONSUMER DISCRETIONARY	2,722,175

CONSUMER STAPLES — 0.3%

Food & Drug Retailing — 0.3%
17,317	Albertson's Inc., 7.250% HITSTM	391,711

FINANCIALS — 1.3%

Banks — 0.6%
1,666	Boston Private Capital Trust, 4.875% Exchangeable 10/1/34 (d)	81,009
12,200	IndyMac Capital Trust I, 6.000% WIRESSM	696,620

		777,629

Diversified Financials — 0.1%
4,224	Lehman Brothers Holdings Inc., 6.250% Exchangeable 10/15/07	111,514

Insurance — 0.6%
31,800	Conseco Inc., 5.500% Mandatorily Convertible Series B	842,700

	TOTAL FINANCIALS	1,731,843

HEALTHCARE — 0.3%

Pharmaceuticals — 0.3%
9,459	Schering-Plough Corp., 6.000% Mandatory Convertible	475,788

INDUSTRIALS — 1.7%

Aerospace/Defense — 1.2%
12,400	Northrop Grumman Corp., 7.000% Exchangeable 4/4/21	1,612,000

Electrical Components & Equipment — 0.3%
5,339	General Cable Corp., 5.750% Exchangeable 11/24/13	383,073

Road & Retail — 0.2%
358	Kansas City Southern, 4.250% Redeemable Cumulative Perpetual Series C	251,137

	TOTAL INDUSTRIALS	2,246,210

MATERIALS — 0.7%

Chemicals — 0.4%
11,390	Celanese Corp., 4.250% Exchangeable 12/31/49	316,073
256	Terra Industries Inc., 4.250% Exchangeable 12/31/49 (d)	245,888

		561,961

Metals & Mining — 0.3%
337	Freeport-McMoRan Copper & Gold Inc., 5.500% Perpetual (d)	334,051

	TOTAL MATERIALS	896,012

See Notes to Financial Statements.

Schedule of Investments

(continued)

Shares	Security	Value
TELECOMMUNICATION SERVICES — 0.2%

Diversified Telecommunication Services — 0.2%
5,244	Alltel Corp., 7.750% Equity units 5/17/05	$264,770

	TOTAL PREFERRED STOCK (Cost — $8,842,767)	8,728,509

Face Amount
CORPORATE CONVERTIBLE BONDS & NOTES (a) — 40.5%

Advertising — 1.1%
$ 138,000	Getty Images Inc., Sub. Debentures, 0.500% due 6/9/23	214,935
1,200,000	Lamar Advertising Co., Sr. Notes, 2.875% due 12/31/10	1,222,500

		1,437,435

Aerospace/Defense — 1.6%
1,600,000	Alliant Techsystems Inc., Sr. Sub. Notes, 2.750% due 2/15/24	1,776,000
92,000	Armor Holdings Inc., Sr. Sub. Notes, step bond to yield 2.459% due 11/1/24 (e)	88,320
217,000	GenCorp Inc., Sub. Notes, 4.000% due 1/16/24	301,088

		2,165,408

Airlines — 1.0%
144,000	Airtran Holdings Inc., Sr. Notes, 7.000% due 7/1/23	154,620
118,000	Alaska Air Group Inc., Sr. Notes, 5.550% due 3/21/23 (e)	150,529
835,000	ExpressJet Holdings Inc., 4.250% due 8/1/23	770,288
212,000	Mesa Air Group Inc., Sr. Notes, step bond to yield 7.117% due 6/16/23 (e)	81,090
129,000	Pinnacle Airlines Corp., Sr. Notes, 3.250% due 2/15/25 (d)	127,388

		1,283,915

Biotechnology — 2.1%
22,000	Alexion Pharmaceuticals Inc., Sr. Notes, 1.375% due 2/1/12 (d)	20,432
129,000	Cell Genesys Inc., Sr. Notes, 3.125% due 11/1/11 (d)	109,489
308,000	Chiron Corp., Sr. Notes, 2.750% due 6/30/34	296,065
	CuraGen Corp., Sub. Notes:
57,000	4.000% due 2/15/11	43,391
250,000	4.000% due 2/15/11 (d)	190,312
	deCODE genetics Inc., Sr. Notes:
17,000	3.500% due 4/15/11	14,174
90,000	3.500% due 4/15/11 (d)	75,038
134,000	Human Genome Sciences Inc., Sub. Notes, 2.250% due 10/15/11 (d)	114,403
1,269,000	Invitrogen Corp., Sr. Notes, 1.500% due 2/15/24	1,142,100
794,000	Protein Design Labs Inc., Sub. Notes, 2.750% due 8/16/23	815,835

		2,821,239

Building Materials — 0.1%
150,000	NCI Building Systems Inc., Sr. Sub. Notes, 2.125% due 11/15/24 (d)	170,438

Commercial Services — 0.8%
258,000	BearingPoint Inc., Sub. Notes, 2.750% due 12/15/24 (d)	278,962
506,000	Quanta Services Inc., Sub. Debentures, 4.500% due 10/1/23	522,445
285,000	SFBC International Inc., Sr. Notes, 2.250% due 8/15/24 (d)	325,969

		1,127,376

See Notes to Financial Statements.

Schedule of Investments

(continued)

Face Amount	Security	Value

Computers — 1.6%
$ 322,000	Ciber Inc., Sr. Sub. Debentures, 2.875% due 12/15/23	$291,007
450,000	Gateway Inc., Sr. Notes, 1.500% due 12/31/09 (d)	363,937
210,000	Hutchinson Technology Inc., Sub. Notes, 2.250% due 3/15/10	270,113
315,000	Quantum Corp., Sub. Notes, 4.375% due 8/1/10	311,850
900,000	Radisys Corp., Sub. Notes, 1.375% due 11/15/23 (d)	837,000

		2,073,907

Distribution/Wholesale — 0.9%
1,193,000	Bell Microproducts Inc., Sub. Notes, 3.750% due 3/5/24	1,142,297

Diversified Financials — 1.2%
194,000	AmeriCredit Corp., Bonds, 1.750% due 11/15/23 (d)	265,052
389,000	CapitalSource Inc., Sr. Notes, 3.500% due 7/15/34 (d)	384,137
810,000	Dress Barn, Sr. Notes, 2.500% due 12/15/24 (d)	879,863
38,000	Providian Financial Corp., Sr. Notes, step bond to yield 1.823% due 3/15/16 (e)	45,363

		1,574,415

Electrical Components & Equipment — 0.2%
119,000	GrafTech International Ltd., Sr. Notes, 1.625% due 1/15/24	87,911
164,000	Wilson Greatbatch Technologies Inc., Sub. Debentures, 2.250% due 6/15/13	135,915

		223,826

Electronics — 1.1%
1,150,000	Flextronics International Ltd., Sub. Notes, 1.000% due 8/1/10	1,151,437
	Vishay Intertechnology Inc., Sub. Notes:
259,000	3.625% due 8/1/23	253,820
125,000	3.625% due 8/1/23 (d)	122,500

		1,527,757

Entertainment — 0.6%
177,000	Six Flags Inc., Notes, 4.500% due 5/15/15	164,831
600,000	Sunterra Corp., Sr. Sub. Notes, 3.750% due 3/29/24	680,250

		845,081

Environmental Control — 0.3%
546,000	Allied Waste North America, Sr. Sub. Debentures, 4.250% due 4/15/34	462,052

Healthcare-Products — 4.2%
403,000	Advanced Medical Optics, Inc., 2.500% due 7/15/24 (d)	401,992
215,000	Conmed Corp., Sr. Sub. Notes, 2.500% due 11/15/24 (d)	232,200
965,000	Cytyc Corp., Sr. Notes, 2.250% due 3/15/24	1,021,694
650,000	Edwards Lifesciences Corp., Debentures, 3.875% due 5/15/33	670,313
1,650,000	Henry Schein Inc., Bonds, 3.000% due 8/15/34 (d)	1,724,250
800,000	PSS World Medical Inc., Sr. Notes, 2.250% due 3/15/24	760,000
1,400,000	Thoratec Corp., Sr. Sub. Notes, step bond to yield 4.232% due 5/16/34 (d)(e)	743,750

		5,554,199

Healthcare-Services — 1.6%
276,000	Apria Healthcare Group Inc., Sr. Notes, 3.375% due 9/1/33	305,670
260,000	Beverly Enterprises Inc., Bonds, 2.750% due 11/1/33	444,925
	LabOne Inc., Sr. Notes:
300,000	3.500% due 6/15/34	342,375
800,000	3.500% due 6/15/34 (d)	913,000
110,000	Option Care Inc., Sr. Notes, 2.250% due 11/1/24 (d)	146,713

		2,152,683

See Notes to Financial Statements.

Schedule of Investments

(continued)

Face Amount	Security	Value

Home Builders — 0.3%
	WCI Communities, Inc., Sr. Sub. Notes:
$ 150,000	4.000% due 8/5/23	$185,625
155,000	4.000% due 8/5/23 (d)	191,813

		377,438

Insurance — 0.7%
783,000	American Equity Investment Life Holding Co., Sr. Notes, 5.250% due 12/6/24 (d)	927,855
54	Fortis Insurance, 7.750% due 1/26/08 (d)	57,654

		985,509

Internet — 1.4%
304,000	CNET Networks Inc., Debentures, 0.750% due 4/15/24	283,480
750,000	Equinix Inc., Sub. Notes, 2.500% due 2/15/24 (d)	906,563
750,000	Openwave Systems Inc., Sub. Notes, 2.750% due 9/9/08	744,375

		1,934,418

Leisure Time — 0.6%
720,000	Navigant International Inc., Sub. Notes, 4.875% due 11/1/23 (d)	774,900

Lodging — 1.0%
1,190,000	Hilton Hotels Corp., Sr. Notes, 3.375% due 4/15/23	1,383,375

Machinery-Diversified — 0.6%
850,000	AGCO Corp., Sr. Sub. Notes, 1.750% due 12/31/33	842,562

Media — 0.4%
479,000	Citadel Broadcasting Corp., Sub. Notes, 1.875% due 2/15/11	404,156
117,000	Playboy Enterprises Inc., Sr. Sub. Notes, 3.000% due 3/15/25 (d)	117,585

		521,741

Miscellaneous Manufacturers — 1.6%
250,000	Eastman Kodak Co., Sr. Notes, 3.375% due 10/15/33	305,000
725,000	Griffon Corp., Sub. Notes, 4.000% due 7/18/23	860,031
2,025,000	Roper Industries Inc., Bonds, step bond to yield 4.842% due 1/15/34 (e)	977,063

		2,142,094

Oil & Gas — 1.6%
800,000	Grey Wolf Inc., 3.750% due 5/7/23	948,000
1,085,000	Hanover Compressor Co., Sr. Notes, 4.750% due 1/15/14	1,207,063

		2,155,063

Pharmaceuticals — 3.0%
141,000	Amylin Pharmaceuticals Inc., Sr. Notes, 2.500% due 4/15/11	125,314
400,000	Connetics Corp., Sr. Notes, 2.000% due 3/30/15 (d)	392,500
73,000	CV Therapeutics Inc., Sr. Sub. Notes, 2.750% due 5/16/12	99,462
	First Horizon Pharmaceutical Corp., Sr. Sub. Notes:
133,000	1.750% due 3/8/24	129,841
140,000	1.750% due 3/8/24 (d)	136,675
	ImClone Systems Inc., Sr. Notes:
54,000	1.375% due 5/15/24	46,035
330,000	1.375% due 5/15/24 (d)	281,325
	IVAX Corp., Sr. Notes:
115,000	1.500% due 3/1/24	118,019
614,000	1.500% due 3/1/24 (d)	630,118
174,000	NPS Pharmaceuticals Inc., Sr. Notes, 3.000% due 6/15/08	150,510

See Notes to Financial Statements.

Schedule of Investments

(continued)

Face Amount	Security	Value

Pharmaceuticals — 3.0% (continued)
$ 765,000	Par Pharmaceutical Cos. Inc., Sr. Sub. Notes, 2.875% due 9/30/10	$663,638
300,000	QLT Inc., Notes, 3.000% due 9/15/23	303,750
	Valeant Pharmaceuticals International, Sub. Notes:
195,000	4.000% due 11/15/13	188,419
435,000	4.000% due 11/15/13 (d)	420,319
277,000	Watson Pharmaceuticals Inc., Debentures, 1.750% due 3/15/23	264,535

		3,950,460

Pipelines — 0.8%
867,000	Dynegy Inc., Sub. Notes, 4.750% due 8/15/23 (d)	1,063,159

Retail — 2.8%
66,000	Casual Male Retail Group Inc., Sr. Sub. Notes, 5.000% due 1/1/24	60,802
200,000	Charming Shoppes, Bonds, 4.750% due 6/1/12	211,000
28,000	CKE Restaurants, Inc., Sub. Notes, 4.000% due 10/1/23 (d)	53,165
	Dick’s Sporting Goods Inc., Sr. Notes:
1,758,000	Step bond to yield 2.767% due 2/18/24 (d)(e)	1,292,130
39,000	Step bond to yield 3.182% due 2/18/24 (e)	28,665
	Genesco Inc., Sub. Notes:
149,000	4.125% due 6/15/23	213,443
13,000	4.125% due 6/15/23 (d)	18,623
	Lithia Motors Inc., Sr. Sub. Notes:
350,000	2.875% due 5/1/14	342,563
200,000	2.875% due 5/1/14 (d)	195,750
1,200,000	Men’s Wearhouse Inc., Sr. Notes, 3.125% due 10/15/23	1,389,000

		3,805,141

Semiconductors — 0.6%
79,000	Advanced Micro Devices Inc., Debentures, 4.750% due 2/1/22 (e)	78,506
198,000	Credence Systems Corp., Sub. Notes, 1.500% due 5/15/08	190,822
103,000	Kulicke & Soffa Industries Inc., Sub. Notes, 0.500% due 11/30/08	77,636
	ON Semiconductor Corp., Sr. Sub. Notes:
110,000	Zero coupon bond to yield 1.753% due 4/15/24 (e)	82,225
110,000	Zero coupon bond to yield 1.965% due 4/15/24 (d)(e)	82,225
238,000	Vitesse Semiconductor Corp., Sub. Notes, 1.500% due 10/1/24 (d)	239,190

		750,604

Software — 2.7%
	Allscripts Healthcare Solutions Inc., Sr. Notes:
650,000	3.500% due 7/15/24	941,687
425,000	3.500% due 7/15/24 (d)	615,719
850,000	CSG Systems International, Notes, 2.500% due 6/15/24 (d)	769,250
152,000	Open Solutions Inc., Sr. Sub. Notes, step bond to yield 3.326% due 2/2/35 (d)(e)	78,090
600,000	Per-Se Technologies Inc., Notes, 3.250% due 6/30/24 (d)	656,250
	Red Hat Inc., Sub. Debentures:
93,000	0.500% due 1/15/24	76,260
173,000	0.500% due 1/15/24 (d)	141,860
283,000	Serena Software Inc., Sub. Notes, 1.500% due 12/15/23	336,416
53,000	Sybase Inc., Sub. Notes, 1.750% due 2/22/25 (d)	51,609

		3,667,141

See Notes to Financial Statements.

Schedule of Investments

(continued)

Face Amount	Security	Value

Telecommunications — 3.3%
$ 186,000	Adaptec Inc., Sr. Sub. Notes, 0.750% due 12/22/23	$152,287
223,000	ADC Telecommunications Inc., Sub. Notes, 3.065% due 6/15/13 (e)	205,439
285,000	Andrew Corp., Sub. Notes, 3.250% due 8/15/13	313,500
750,000	CenturyTel Inc., Debentures, 4.750% due 8/1/32	800,625
900,000	Commonwealth Telephone Enterprises Inc., Bonds, 3.250% due 7/15/23 (d)	906,750
	CommScope Inc., Sr. Sub. Bonds:
15,000	1.000% due 3/15/24	14,006
287,000	1.000% due 3/15/24 (d)	267,986
167,000	Comtech Telecommunications Corp., Sr. Notes, step bond to yield 2.225% due 2/1/24 (e)	211,464
1,050,000	NII Holdings Inc., Sr. Notes, 2.875% due 2/1/34	1,326,938
248,000	Powerwave Technologies Inc., Sub. Notes, 1.875% due 11/15/24 (d)	234,670

		4,433,665

Toys/Games/Hobbies — 0.3%
271,000	Jakks Pacific Inc., Sr. Notes, 4.625% due 6/15/23	355,349

Transportation — 0.4%
	CP Ships Ltd., Sr. Sub. Notes:
68,000	4.000% due 6/30/24	64,685
239,000	4.000% due 6/30/24 (d)	227,349
220,000	OMI Corp., Sr. Notes, 2.875% due 12/1/24 (d)	210,375

		502,409

	TOTAL CORPORATE CONVERTIBLE BONDS & NOTES (Cost — $54,491,077)	54,207,056

	SUB-TOTAL INVESTMENTS (Cost — $127,107,138)	131,291,979

REPURCHASE AGREEMENTS — 7.6%
1,377,000	Interest in $617,607,000 joint tri-party repurchase agreement dated 3/31/05 with Goldman, Sachs & Co., 2.850% due 4/1/05; Proceeds at maturity — $1,377,109; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.750% due 4/28/05 to 5/15/20; Market value — $1,404,540)	1,377,000
8,728,000	State Street Bank and Trust Co. dated 3/31/05, 2.3800% due 4/1/05; Proceeds at maturity — $8,728,577; (Fully collateralized by U.S. Treasury Bills and Notes, 0.000% to 2.250% due 8/18/05 to 4/30/06; Market value — $8,912,860)	8,728,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $10,105,000)	10,105,000

	TOTAL INVESTMENTS — 105.7% (Cost — $137,212,138*)	141,396,979
	Liabilities in Excess of Other Assets — (5.7)%	(7,568,796)

	TOTAL NET ASSETS — 100.0%	$133,828,183

(a)	Securities have been segregated for short sale transactions.
(b)	Non-income producing security.
(c)	Security issued by Calamos Asset Management, Inc., which is an affiliate of one of the Fund’s sub-advisers.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(e)	Rate shown reflects rate in effect at March 31, 2005 on instrument with variable rate or step coupon rates.
*	Aggregate cost for federal income tax purposes is $138,174,373.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
HITSTM	—	Hybrid Income Term Security Units — Trademark of Banc of America Securities LLC
WIRES	—	Warrants and Income Redeemable Equity Securities — Servicemark of Morgan Stanley

See Notes to Financial Statements.

Schedule of Securities Sold Short

March 31, 2005

Shares	Security	Value
COMMON STOCK
17,465	99 Cents Only Stores*	$230,014
1,745	A.O. Smith Corp.	50,378
1,500	Accredo Health, Inc.*	66,615
5,200	Action Performance Cos., Inc.	68,796
2,750	Acuity Brands, Inc.	74,250
7,779	Adaptec, Inc.*	37,261
35,774	ADC Telecommunications, Inc.*	71,190
3,471	Advanced Medical Optics, Inc.*	125,685
9,238	Advanced Micro Devices, Inc.*	148,917
2,300	AFLAC Inc.	85,698
24,700	AGCO Corp.*	450,775
23,200	Agere Systems Inc., Class A Shares*	33,176
2,600	Agilent Technologies, Inc.*	57,720
3,200	Airgas, Inc.	76,448
19,908	AirTran Holdings, Inc.*	180,167
3,517	Alaska Air Group, Inc.*	103,540
20,500	Albertson's, Inc.	423,325
9,125	Alcoa Inc.	277,309
6,350	Alexander & Baldwin, Inc.	261,620
537	Alexion Pharmaceuticals, Inc.*	11,634
1,400	Allergan, Inc.	97,258
1,300	ALLETE, Inc.	54,405
3,100	Alliance Gaming Corp.*	29,729
10,050	Alliant Techsystems Inc.*	718,072
12,025	Allied Waste Industries, Inc.*	87,903
1,800	Allmerica Financial Corp.*	64,710
67,000	Allscripts Healthcare Solutions, Inc.*	958,100
3,105	ALLTEL Corp.	170,309
2,000	Amazon.com, Inc.*	68,540
6,325	Ameren Corp.	309,988
1,200	America Movil S.A. de C.V., Series L Shares, ADR	61,920
3,470	American Capital Strategies, Ltd.	108,993
29,813	American Equity Investment Life Holding Co.	381,308
2,490	American International Group, Inc.	137,971
5,100	American Power Conversion Corp.	133,161
410	AMETEK, Inc.	16,503
2,525	AmSouth Bancorp.	65,524
6,392	Amylin Pharmaceuticals, Inc.*	111,796
2,600	Analog Devices, Inc.	93,964
29,610	Andrew Corp.*	346,733
7,450	Anheuser-Busch Cos., Inc.	353,056
14,100	AnnTaylor Stores Corp.*	360,819
1,850	Apache Corp.	113,276
1,092	Apollo Group, Inc., Class A Shares*	80,874
6,580	Applebee's International, Inc.	181,345
5,537	Apria Healthcare Group Inc.*	177,738
3,700	Aqua America Inc.	90,132
3,830	Arch Coal, Inc.	164,728
2,200	Arden Realty, Inc.	74,470
1,192	Armor Holdings, Inc.*	44,211
1,200	Arthur J. Gallagher & Co.	34,560
4,225	ArvinMeritor, Inc.	65,361
1,138	Assurant, Inc.	38,351
1,300	Avery Dennison Corp.	80,509

See Notes to Financial Statements.

Schedule of Securities Sold Short

(continued)

Shares	Security	Value
12,200	Avocent Corp.*	$313,052
12,800	AVX Corp.	156,800
2,440	Aztar Corp.*	69,686
5,210	Barrick Gold Corp.	124,832
9,400	Baxter International Inc.	319,412
7,300	BEA Systems, Inc.*	58,181
435	The Bear Stearns Cos. Inc.	43,456
41,059	BearingPoint, Inc.*	360,087
2,350	Beckman Coulter, Inc.	156,158
60,397	Bell Microproducts Inc.*	451,770
47	Berkshire Hathaway Inc., Class B Shares*	134,232
22,677	Beverly Enterprises, Inc.*	280,741
1,700	BHP Billiton Ltd., Sponsored ADR	47,566
14,900	Big Lots, Inc.*	179,098
5,400	The BISYS Group, Inc.*	84,672
25,200	Blockbuster Inc., Class A Shares	222,516
4,400	The Boeing Co.	257,224
2,680	BorgWarner, Inc.	130,462
1,666	Boston Private Financial Holdings, Inc.	39,567
1,000	Boston Properties, Inc.	60,230
4,000	Boston Scientific Corp.*	117,160
8,300	Bowater Inc.	312,661
2,165	Boyd Gaming Corp.	112,905
2,625	Briggs & Stratton Corp.	95,576
6,800	Brigham Exploration Co.*	62,764
2,700	Brinker International, Inc.*	97,794
4,360	Brookline Bancorp, Inc.	64,964
4,400	Brookstone, Inc.*	71,368
1,000	Brown & Brown, Inc.	46,090
1,400	Business Objects S.A., Sponsored ADR*	37,646
1,700	C.H. Robinson Worldwide, Inc.	87,601
5,600	Cadence Design Systems, Inc.*	83,720
13,270	Callaway Golf Co.	169,856
1,600	Camden Property Trust	75,248
1,085	Campbell Soup Co.	31,487
10,220	CapitalSource Inc.*	235,060
7,800	Capitol Federal Financial	270,192
1,400	Caremark Rx, Inc.*	55,692
1,100	Carlisle Cos. Inc.	76,747
16,800	CarMax, Inc.*	529,200
2,300	CarrAmerica Realty Corp.	72,565
3,100	Casual Male Retail Group Inc.*	20,119
3,050	Caterpillar Inc.	278,892
1,800	CB Richard Ellis Group, Inc., Class A Shares*	62,982
11,601	Celanese Corp., Series A Shares*	208,702
10,663	Cell Genesys, Inc.*	48,303
1,275	Centex Corp.	73,019
5,600	CenturyTel, Inc.	183,904
7,400	Ceridian Corp.*	126,170
2,200	Certegy Inc.	76,164
6,100	Champion Enterprises, Inc.*	57,340
32,425	The Charles Schwab Corp.	340,787
13,200	Charming Shoppes, Inc.*	107,316
7,140	The Cheesecake Factory Inc.*	253,113
700	Chemed Corp.	53,536
1,000	Cheniere Energy, Inc.*	64,510

See Notes to Financial Statements.

Schedule of Securities Sold Short

(continued)

Shares	Security	Value
2,325	Chesapeake Energy Corp.	$51,011
3,450	ChevronTexaco Corp.	201,169
3,000	Chico's FAS, Inc.*	84,780
3,750	The Children's Place Retail Stores, Inc.*	179,062
1,801	Chiron Corp.*	63,143
1,400	ChoicePoint Inc.*	56,154
1,800	Church & Dwight Co., Inc.	63,846
11,864	CIBER, Inc.*	86,251
1,670	Cincinnati Financial Corp.	72,829
1,600	Cintas Corp.	66,096
4,700	Cisco Systems, Inc.*	84,083
2,100	CIT Group Inc.	79,800
7,515	Citadel Broadcasting Co.*	103,181
1,800	Clear Channel Communications, Inc.	62,046
9,415	CMS Energy Corp.*	122,772
3,000	CNA Financial Corp.*	84,180
13,173	CNET Networks, Inc.*	124,353
5,225	Colgate-Palmolive Co.	272,588
2,650	Columbia Sportswear Co.*	141,059
8,800	Comcast Corp., Class A Shares*	297,264
6,300	Commonwealth Telephone Enterprises, Inc.*	296,982
8,331	CommScope, Inc.*	124,632
9,200	Computer Associates International, Inc.	249,320
2,475	Comtech Telecommunications Corp.*	128,947
3,940	CONMED Corp.*	118,673
3,900	Connetics Corp.*	98,631
26,000	Conseco, Inc.*	530,920
8,200	CONSOL Energy Inc.	385,564
4,075	Consolidated Edison, Inc.	171,882
1,100	Constellation Brands, Inc., Class A Shares*	58,157
7,405	Convergys Corp.*	110,557
7,000	Cooper Tire & Rubber Co.	128,520
8,900	Cott Corp.*	215,647
5,478	CP Ships Ltd.	77,678
11,210	Credence Systems Corp.*	88,671
4,800	Crown Holdings, Inc.*	74,688
17,500	CSG Systems International, Inc.*	285,075
22,258	CuraGen Corp.*	92,593
3,098	CV Therapeutics, Inc.*	63,075
4,200	CVS Corp.	221,004
1,400	Cymer, Inc.*	37,478
20,500	Cypress Semiconductor Corp.*	258,300
1,960	Cytec Industries Inc.	106,330
24,226	Cytyc Corp.*	557,440
5,070	DaimlerChrysler AG	226,730
5,400	Dana Corp.	69,066
2,035	Danaher Corp.	108,689
7,600	DaVita, Inc.*	318,060
15,905	Dean Foods Co.*	545,541
4,966	deCODE genetics, Inc.*	28,306
2,525	Developers Diversified Realty Corp.	100,369
2,800	DeVry, Inc.*	52,976
3,200	Dex Media, Inc.	66,080
2,985	Diamond Offshore Drilling, Inc.	148,951
22,404	Dick's Sporting Goods, Inc.*	822,899
10,290	Diebold, Inc.	564,407

See Notes to Financial Statements.

Schedule of Securities Sold Short

(continued)

Shares	Security	Value
19,600	The DIRECTV Group, Inc.*	$282,632
9,925	Dollar General Corp.	217,457
7,620	Dollar Tree Stores, Inc.*	218,923
1,475	Dominion Resources, Inc.	109,784
5,370	Donaldson Co., Inc.	173,344
3,800	Dow Jones & Co., Inc.	142,006
20,007	The Dress Barn, Inc.*	364,528
2,295	DTE Energy Co.	104,377
2,100	Duke Realty Corp.	62,685
159,716	Dynegy Inc., Class A Shares*	624,490
4,400	E*TRADE Financial Corp.*	52,800
5,925	E. I. du Pont de Nemours and Co.	303,597
3,400	The E.W. Scripps Co., Class A Shares	165,750
15,475	Eastman Kodak Co.	503,711
1,400	Eaton Vance Corp.	32,816
4,345	EchoStar Communications Corp., Class A Shares	127,091
4,370	Ecolab Inc.	144,429
3,900	Edwards Lifesciences Corp.*	168,558
5,700	El Paso Corp.	60,306
8,640	Electronic Arts Inc.*	447,379
2,195	Eli Lilly and Co.	114,359
700	Enbridge Energy Partners, L.P.	34,874
2,100	Engelhard Corp.	63,063
2,800	ENSCO International Inc.	105,448
12,400	Equinix, Inc.*	525,016
2,700	Equitable Resources, Inc.	155,088
7,525	Equity Office Properties Trust	226,728
5,500	Equity Residential	177,155
1,200	Erie Indemnity Co., Class A Shares	62,544
1,500	Everest Re Group, Ltd.	127,665
7,300	Expeditors International of Washington, Inc.	390,915
21,612	ExpressJet Holdings, Inc.*	246,593
2,800	Exxon Mobil Corp.	166,880
3,900	Fairmont Hotels & Resorts Inc.	129,246
9,990	Family Dollar Stores, Inc.	303,296
1,400	Fastenal Co.	77,434
32,770	Federal Signal Corp.	497,121
2,300	Federated Investors, Inc., Class B Shares	65,113
1,730	Fifth Third Bancorp	74,355
2,405	First Horizon National Corp.	98,100
8,627	First Horizon Pharmaceutical Corp.*	145,624
2,825	First Industrial Realty Trust, Inc.	106,870
6,800	FirstMerit Corp.	181,968
4,075	Fisher Scientific International Inc.*	231,949
6,700	Fleetwood Enterprises, Inc.*	58,290
59,750	Flextronics International Ltd.*	719,390
6,450	FLIR Systems, Inc.*	195,435
1,500	Florida Rock Industries, Inc.	88,230
12,500	Fluor Corp.	692,875
13,980	Foot Locker, Inc.	409,614
79,838	Ford Motor Co.	904,565
7,100	Forest City Enterprises, Inc., Class A Shares	452,980
1,700	Fossil, Inc.*	44,072
6,600	Foundry Networks, Inc.*	65,340
3,850	FPL Group, Inc.	154,578
6,215	Fred's, Inc.	106,712

See Notes to Financial Statements.

Schedule of Securities Sold Short

(continued)

Shares	Security	Value
8,842	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	$350,232
1,900	Frontier Airlines, Inc.*	19,912
2,000	Gannett Co., Inc.	158,160
1,700	Garmin Ltd.	78,744
23,400	Gateway, Inc.*	94,302
9,429	GenCorp Inc.	188,580
22,490	General Cable Corp.*	271,454
8,900	General Electric Co.	320,934
1,478	General Mills, Inc.	72,644
3,204	General Motors Corp.	94,166
5,712	Genesco Inc.*	162,335
2,400	Gen-Probe Inc.*	106,944
8,355	Gentex Corp.	266,525
1,400	Genuine Parts Co.	60,886
3,166	Getty Images, Inc.*	225,134
1,600	GlaxoSmithKline PLC, ADR	73,472
2,900	GlobalSantaFe Corp.	107,416
1,835	Golden West Financial Corp.	111,017
3,750	Goodrich Corp.	143,588
2,873	GrafTech International Ltd.*	16,347
5,400	Great Lakes Chemical Corp.	173,448
80,000	Grey Wolf, Inc.*	526,400
17,500	Griffon Corp.*	374,675
6,795	GTECH Holdings Corp.	159,886
1,300	H&R Block, Inc.	65,754
2,895	The Hain Celestial Group Inc.*	53,963
58,330	Hanover Compressor Co.*	704,043
1,300	Harley-Davidson, Inc.	75,088
2,250	Harsco Corp.	134,123
3,200	Hawaiian Electric Industries, Inc.	81,664
3,940	HCA, Inc.	211,066
3,475	Health Management Associates, Inc., Class A Shares	90,976
10,100	Health Net Inc.*	330,371
1,900	Healthcare Realty Trust, Inc.	69,236
2,820	Helen of Troy Ltd.*	77,212
17,250	Henry Schein, Inc.*	618,240
1,700	Hershey Foods Corp.	102,782
885	Hillenbrand Industries, Inc.	49,091
30,150	Hilton Hotels Corp.	673,853
6,600	HNI Corp.	296,670
11,200	Honeywell International Inc.	416,752
5,100	Host Marriott Corp.	84,456
5,900	Hot Topic, Inc.*	128,915
7,900	Hudson City Bancorp, Inc.	288,745
8,564	Human Genome Sciences, Inc.*	78,960
5,629	Hutchinson Technology Inc.*	195,777
5,200	ICOS Corp.*	116,792
4,165	IDEX Corp.	168,058
8,750	IKON Office Solutions, Inc.	86,538
2,115	Illinois Tool Works Inc.	189,356
1,747	ImClone Systems Inc.*	60,271
3,400	IMS Health Inc.	82,926
3,850	INAMED Corp.*	269,038
15,900	IndyMac Bancorp, Inc.	540,600
11,500	Instinet Group Inc.*	67,620

See Notes to Financial Statements.

Schedule of Securities Sold Short

(continued)

Shares	Security	Value
3,000	Integrated Circuit Systems, Inc.*	$57,360
3,363	InterActiveCorp*	74,894
2,100	International Game Technology	55,986
9,600	International Paper Co.	353,184
54,275	The Interpublic Group of Cos., Inc.*	666,497
800	Invacare Corp.	35,704
7,139	Invitrogen Corp.*	494,019
750	iPayment Holdings, Inc.*	31,650
25,751	IVAX Corp.*	509,097
6,745	The J. M. Smucker Co.	339,273
7,315	Jacobs Engineering Group Inc.*	379,795
11,244	JAKKS Pacific, Inc.*	241,409
10,600	Janus Capital Group Inc.	147,870
950	Jarden Corp.*	43,586
1,300	Jefferson-Pilot Corp.	63,765
10,600	JetBlue Airways Corp.*	201,824
800	Johnson Controls, Inc.	44,608
6,600	Jones Apparel Group, Inc.	221,034
2,400	Jos. A. Bank Clothiers, Inc.*	70,320
4,700	JPMorgan Chase & Co.	162,620
15,000	Juniper Networks, Inc.*	330,900
14,985	Kansas City Southern*	288,611
4,818	Kerr-McGee Corp.	377,394
430	Kimberly-Clark Corp.	28,264
1,075	Kimco Realty Corp.	57,943
2,675	Kinder Morgan, Inc.	202,497
1,639	Kinder Morgan Management, LLC*	66,527
7,300	King Pharmaceuticals, Inc.*	60,663
2,860	Knight Transportation, Inc.	70,556
1,600	Kohl's Corp.*	82,608
2,000	Kraft Foods Inc., Class A Shares	66,100
20,400	The Kroger Co.*	327,012
2,900	KT Corp., Sponsored ADR	61,799
1,772	Kulicke and Soffa Industries, Inc.*	11,146
15,110	LabOne, Inc.*	520,993
17,100	Lamar Advertising Co., Class A Shares*	688,959
1,335	Las Vegas Sands Corp.*	60,075
5,150	La-Z-Boy Inc.	71,740
1,600	Leapfrog Enterprises, Inc.*	18,160
3,270	Lear Corp.	145,057
6,500	Lee Enterprises, Inc.	282,100
1,900	Leucadia National Corp.	65,265
7,250	Lithia Motors, Inc., Class A Shares	185,673
2,075	Lockheed Martin Corp.	126,700
2,500	Louisiana-Pacific Corp.	62,850
850	Lowe's Cos., Inc.	48,527
2,310	The Lubrizol Corp.	93,878
8,000	Lyondell Chemical Co.	223,360
1,300	Magellan Midstream Partners, L.P.	79,365
2,535	Manulife Financial Corp.	121,477
300	Markel Corp.*	103,563
1,200	Marriott International, Inc., Class A Shares	80,232
2,300	Marsh & McLennan Cos., Inc.	69,966
3,435	Marshall & Ilsley Corp.	143,411
8,800	Martek Biosciences Corp.*	512,072

See Notes to Financial Statements.

Schedule of Securities Sold Short

(continued)

Shares	Security	Value
1,700	Masco Corp.	$58,939
17,345	Massey Energy Co.	694,494
5,700	May Department Stores Co.	211,014
5,400	Maytag Corp.	75,438
5,900	MBNA Corp.	144,845
1,000	The McClatchy Co., Class A Shares	74,160
2,500	MCI Inc.	62,300
2,300	MeadWestvaco Corp.	73,186
2,500	MedImmune, Inc.*	59,525
3,200	Medtronic, Inc.	163,040
2,100	Mellon Financial Corp.	59,934
12,600	The Men's Wearhouse, Inc.*	531,846
22,200	Mentor Graphics Corp.*	304,140
1,900	Merrill Lynch & Co., Inc.	107,540
6,241	Mesa Air Group, Inc.*	43,687
5,400	Metro-Goldwyn-Mayer Inc.*	64,530
200	MGIC Investment Corp.	12,334
2,650	Mine Safety Appliances Co.	102,661
2,000	Minerals Technologies Inc.	131,560
1,600	Modine Manufacturing Co.	46,928
7,885	Molex Inc.	207,849
3,600	MoneyGram International, Inc.	68,004
6,900	Monster Worldwide Inc.*	193,545
8,855	Mylan Laboratories Inc.	156,911
3,500	Nalco Holding Co.*	65,905
3,000	Nam Tai Electronics, Inc.	79,800
4,585	National Instruments Corp.	124,024
2,800	National-Oilwell Varco Inc.*	130,760
26,000	Navigant International, Inc.*	355,160
1,600	Navistar International Corp.*	58,240
2,810	NCI Building Systems, Inc.*	108,466
4,800	Neurocrine Biosciences, Inc.*	182,688
3,050	New York Community Bancorp, Inc.	55,388
1,900	The New York Times Co., Class A Shares	69,502
5,400	NewAlliance Bancshares, Inc.	75,600
2,800	Newell Rubbermaid Inc.	61,432
1,675	Newfield Exploration Co.*	124,385
19,300	News Corp., Class A Shares	326,556
3,800	Nextel Partners, Inc., Class A Shares*	83,448
21,150	NII Holdings Inc.*	1,216,125
6,725	Noble Corp.	378,012
3,700	North Fork Bancorp., Inc.	102,638
1,900	Northeast Utilities	36,613
1,600	Northern Trust Corp.	69,504
12,800	Northrop Grumman Corp.	690,944
4,900	Novellus Systems, Inc.*	130,977
4,500	Noven Pharmaceuticals, Inc.*	76,320
1,191	NPS Pharmaceuticals, Inc.*	15,030
2,400	NVIDIA Corp.*	57,024
2,500	OfficeMax Inc.	83,750
1,300	OGE Energy Corp.	35,035
3,150	Old National Bancorp	63,945
2,600	Olin Corp.	57,980
4,081	OMI Corp.	78,151
15,600	Omnicare, Inc.	553,020
13,514	ON Semiconductor Corp.*	53,380

See Notes to Financial Statements.

Schedule of Securities Sold Short

(continued)

Shares	Security	Value
1,841	Open Solutions Inc.*	$36,507
22,500	Openwave Systems Inc.*	274,275
4,820	Option Care, Inc.	99,244
1,200	Oregon Steel Mills, Inc.*	27,600
1,820	Oshkosh Truck Corp.	149,222
3,380	Outback Steakhouse, Inc.	154,770
2,200	Overnite Corp.	70,378
1,300	Overseas Shipholding Group, Inc.	81,783
2,700	Owens & Minor, Inc.	73,305
1,200	Pacific Sunwear of California, Inc.*	33,576
7,700	Packaging Corp. of America	187,033
3,200	Pall Corp.	86,784
1,240	Panera Bread Co., Class A Shares*	70,097
4,742	Par Pharmaceutical Cos. Inc.*	158,572
900	Patterson Cos. Inc.*	44,955
1,900	Paychex, Inc.	62,358
3,000	Peabody Energy Corp.	139,080
7,865	Pentair, Inc.	306,735
11,350	People's Bank	464,782
4,200	The Pep Boys — Manny, Moe & Jack	73,836
3,185	Pepco Holdings, Inc.	66,853
1,400	PepsiCo, Inc.	74,242
4,785	Performance Food Group Co.*	132,449
21,000	Per-Se Technologies, Inc.*	322,350
3,500	PETCO Animal Supplies, Inc.*	128,835
2,935	Petroleo Brasileiro S.A., ADR	129,668
7,700	PETsMART, Inc.	221,375
1,400	Phillips-Van Heusen Corp.	37,296
7,084	Pinnacle Airlines Corp.*	75,232
11,700	Plains Exploration & Production Co.*	408,330
4,660	Playboy Enterprises, Inc., Class B Shares*	60,114
6,700	PMC-Sierra, Inc.*	58,960
2,400	PNC Financial Services Group, Inc.	123,552
13,700	Power-One, Inc.*	66,582
22,650	Powerwave Technologies, Inc.*	175,311
2,800	Praxair, Inc.	134,008
1,250	Precision Castparts Corp.	96,263
2,175	Premcor Inc.	129,804
1,400	Principal Financial Group, Inc.	53,886
3,750	PrivateBancorp, Inc.	117,788
2,900	Progress Energy, Inc.	121,655
27,582	Protein Design Labs, Inc.*	441,036
1,787	Providian Financial Corp.*	30,665
25,000	PSS World Medical, Inc.*	284,250
1,500	Public Service Enterprise Group Inc.	81,585
10,962	QLT Inc.*	140,971
29,338	Quanta Services, Inc.*	223,849
49,520	Quantum Corp.*	144,103
1,600	Quicksilver Resources Inc.*	77,968
3,900	R. R. Donnelley & Sons Co.	123,318
22,050	RadiSys Corp.*	312,228
7,300	Rambus Inc.*	110,011
2,700	Range Resources Corp.	63,072
2,035	RARE Hospitality International, Inc.*	62,841
2,000	Raytheon Co.	77,400
2,400	Reckson Associates Realty Corp.	73,680

See Notes to Financial Statements.

Schedule of Securities Sold Short

(continued)

Shares	Security	Value
19,798	Red Hat, Inc.*	$215,996
5,100	Regal Entertainment Group, Class A Shares	107,253
2,700	Regions Financial Corp.	87,480
1,300	Regis Corp.	53,209
1,200	Rent-A-Center, Inc.*	32,772
750	Resources Connection, Inc.*	15,697
8,800	Roper Industries, Inc.	576,400
19,100	Ross Stores, Inc.	556,574
2,500	Royal Dutch Petroleum Co., NY Registered Shares	150,100
18,700	Safeway Inc.*	346,511
14,800	Saks Inc.	267,140
8,700	Sanmina-SCI Corp.*	45,414
53,165	Schering-Plough Corp.	964,945
2,300	Scholastic Corp.*	84,847
7,085	Seagate Technology*	138,512
1,900	Sealed Air Corp.*	98,686
1,700	Sears Holdings Corp.*	226,389
1,800	SEI Investments Co.	65,088
4,900	Select Comfort Corp.*	100,156
9,300	Semtech Corp.*	166,191
8,926	SERENA Software, Inc.*	212,082
2,500	Service Corp. International *	18,700
5,201	SFBC International, Inc.*	183,283
2,310	Shell Transport & Trading Co. PLC, Sponsored ADR	125,572
2,800	The Sherwin-Williams Co.	123,172
1,900	Shurgard Storage Centers, Inc., Class A Shares	77,862
8,900	Siebel Systems, Inc.*	81,257
2,290	Siemens AG, Sponsored ADR	181,047
880	Silicon Laboratories Inc.*	26,145
1,000	Simon Property Group, Inc.	60,580
111	Sinclair Broadcast Group, Inc., Class A Shares	891
20,789	Six Flags, Inc.*	85,651
1,900	Sky Financial Group, Inc.	50,958
4,500	SLM Corp.	224,280
1,700	Smith International, Inc.	106,641
34,125	Smurfit-Stone Container Corp.*	527,914
2,100	Snap-on Inc.	66,759
3,385	Sonic Automotive, Inc.	76,873
3,050	The South Financial Group, Inc.	93,147
4,800	The Southern Co.	152,784
10,225	Southwest Airlines Co.	145,604
2,900	Spinnaker Exploration Co.*	103,037
1,800	SPX Corp.	77,904
2,400	The St. Joe Co.	161,520
1,300	Starwood Hotels & Resorts Worldwide, Inc.	78,039
1,600	State Street Corp.	69,952
7,300	Station Casinos, Inc.	493,115
24,800	Steelcase Inc., Class A Shares	342,240
5,500	Stericycle, Inc.*	243,100
2,800	Stone Energy Corp.*	135,996
700	Strayer Education, Inc.	79,324
4,950	Stryker Corp.	220,819
22,800	Sunterra Corp.*	343,824
2,700	Swift Energy Co.*	76,788

See Notes to Financial Statements.

Schedule of Securities Sold Short

(continued)

Shares	Security	Value
1,304	Sybase, Inc.*	$24,072
16,845	Symbol Technologies, Inc.	244,084
4,000	Synopsys, Inc.*	72,400
3,570	Synovus Financial Corp.	99,460
9,085	Sysco Corp.	325,243
1,300	T. Rowe Price Group Inc.	77,194
2,495	Taro Pharmaceutical Industries Ltd.*	78,742
4,000	TECO Energy, Inc.	62,720
900	Teekay Shipping Corp.	40,455
3,100	Telecom Argentina SA, Sponsored ADR*	38,006
1,160	Teleflex Inc.	59,369
4,700	Telesystem International Wireless Inc.*	71,675
10,300	Tellabs, Inc.*	75,190
21,015	Tenet Healthcare Corp.*	242,303
21,590	Terra Industries Inc.*	167,538
26,816	Thoratec Corp.*	327,692
3,300	Thornburg Mortgage, Inc.	92,532
5,725	Tidewater Inc.	222,474
15,685	Tiffany & Co.	541,446
2,100	The TJX Cos., Inc.	51,723
5,200	TLC Vision Corp.*	49,244
618	Tootsie Roll Industries, Inc.	18,540
1,300	Torchmark Corp.	67,860
1,200	Total SA, Sponsored ADR	140,676
2,900	Transatlantic Holdings, Inc.	192,038
2,280	Triad Hospitals, Inc.*	114,228
1,400	Tribune Co.	55,818
1,800	Trimble Navigation Ltd.*	60,858
18,715	Trinity Industries, Inc.	527,202
1,700	Tuesday Morning Corp.*	49,079
2,400	Union Pacific Corp.	167,280
2,300	Unisys Corp.*	16,238
3,100	United Dominion Realty Trust, Inc.	64,697
4,050	United Natural Foods, Inc.*	115,951
2,300	United Parcel Service, Inc., Class B Shares	167,302
8,300	United States Cellular Corp.*	378,729
40,325	UnumProvident Corp.	686,331
21,150	Valeant Pharmaceuticals International	476,298
1,700	Valley National Bancorp	43,826
3,300	The Valspar Corp.	153,582
3,200	VCA Antech, Inc.*	64,736
4,800	Viacom Inc., Class B Shares	167,184
15,707	Vishay Intertechnology, Inc.*	195,238
38,396	Vitesse Semiconductor Corp.*	102,901
1,300	Vornado Realty Trust	90,051
1,300	Vulcan Materials Co.	73,879
2,100	Walgreen Co.	93,282
1,700	Waters Corp.*	60,843
3,525	Watson Pharmaceuticals, Inc.*	108,323
1,995	WCI Communities, Inc.*	60,010
10,000	WebMD Corp.*	85,000
200	Wesco Financial Corp.	76,996
8,100	Western Gas Resources, Inc.	279,045
1,400	Whole Foods Market, Inc.	142,982

See Notes to Financial Statements.

Schedule of Securities Sold Short

(continued)

Shares	Security	Value
4,300	The Williams Cos., Inc.	$80,883
2,036	Wilson Greatbatch Technologies, Inc.*	37,137
4,800	Wm. Wrigley Jr. Co.	314,736
2,210	WMS Industries Inc.*	62,234
6,450	Worthington Industries, Inc.	124,356
2,300	Wynn Resorts, Ltd.*	155,802
3,300	Xcel Energy, Inc.	56,694
6,305	Xilinx, Inc.	184,295
2,225	XL Capital Ltd., Class A Shares	161,023
1,833	XTO Energy, Inc.	60,207
12,490	York International Corp.	489,358

	TOTAL COMMON STOCK (Proceeds — $92,211,566)	95,650,602

Face Amount
CORPORATE CONVERTIBLE BONDS & NOTES
$136,000	Advanced Medical Optics, Inc., 2.500% due 7/15/24	135,660
194,000	AmeriCredit Corp., Bonds, 1.750% due 11/15/23	265,052
28,000	CKE Restaurants, Inc., Sub. Notes, 4.000% due 10/1/23	53,165
250,000	Eastman Kodak Co., Notes, 3.625% due 5/15/08	239,247
305,000	WCI Communities, Inc., Sr. Sub. Notes, 4.000% due 8/5/23	377,438

	TOTAL CORPORATE CONVERTIBLE BONDS & NOTES (Proceeds — $1,097,769)	1,070,562

	TOTAL OPEN SHORT SALES (Proceeds — $93,309,335)	$96,721,164

*	Non-income producing security.

See Notes to Financial Statements.

Statement of Assets and Liabilities

March 31, 2005

ASSETS:
Investments, at value (Cost — $137,212,138)	$141,396,979
Deposits with brokers for short sales	93,309,335
Receivable for securities sold	6,797,462
Dividends and interest receivable	488,244
Receivable for Fund shares sold	312,650

Total Assets	242,304,670

LIABILITIES:
Short sales, at value (Proceeds — $93,309,335)	96,721,164
Payable for securities purchased	6,674,832
Securities pledged for open short sales, at market value	4,539,598
Management fees payable	150,042
Payable for Fund shares reacquired	126,753
Due to custodian	81,168
Dividends payable for short sales	80,566
Administration fees payable	23,698
Transfer agency service fees payable	13,600
Trustees' fees payable	292
Accrued expenses	64,774

Total Liabilities	108,476,487

Total Net Assets	$133,828,183

NET ASSETS:
Par value of shares of beneficial interest (Note 4)	$15,919
Capital paid in excess of par value	133,855,764
Undistributed net investment income	442,960
Accumulated net realized loss from investment transactions, options written, short sales and foreign currency transactions	(1,259,472)
Net unrealized appreciation from investments and short sales	773,012

Total Net Assets	$133,828,183

Shares Outstanding	15,918,912

Net Asset Value	$8.41

See Notes to Financial Statements.

Statement of Operations

For the Year Ended March 31, 2005

INVESTMENT INCOME:
Interest	$2,936,991
Dividends	1,942,083
Less: Foreign withholding tax	(2,281)

Total Investment Income	4,876,793

EXPENSES:
Management fees (Note 2)	2,146,265
Dividends on short sales (Note 1)	1,423,255
Administration fees (Note 2)	336,733
Custody	140,241
Transfer agency services	122,830
Shareholder communications	69,228
Audit and legal	34,027
Registration fees	30,000
Trustees' fees	12,000
Other	12,572

Total Expenses	4,327,151
Less: Management fee waiver (Note 2)	(3,941)

Net Expenses	4,323,210

Net Investment Income	553,583

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS, SHORT SALES AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	18,571,459
Options written	(533)
Short sales	(17,406,946)
Foreign currency transactions	2

Net Realized Gain	1,163,982

Net Change in Unrealized Appreciation/Depreciation on Investments and Short Sales	(3,799,371)

Net Loss on Investments, Options, Short Sales and Foreign Currencies	(2,635,389)

Decrease in Net Assets From Operations	$(2,081,806)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended March 31,

	2005	2004
OPERATIONS:
Net investment income (loss)	$553,583	$(201,490)
Net realized gain	1,163,982	2,192,665
Net change in unrealized appreciation/depreciation	(3,799,371)	2,815,597

Increase (Decrease) in Net Assets From Operations	(2,081,806)	4,806,772

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(251,405)	(43,825)
Net realized gains	(2,442,830)	(865,634)

Decrease in Net Assets From Distributions to Shareholders	(2,694,235)	(909,459)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	48,911,318	97,621,647
Net assets value of shares issued for reinvestment of distributions	2,651,335	859,412
Cost of shares reacquired	(103,808,649)	(131,516,873)

Decrease in Net Assets From Fund Share Transactions	(52,245,996)	(33,035,814)

Decrease in Net Assets	(57,022,037)	(29,138,501)
NET ASSETS:
Beginning of year	190,850,220	219,988,721

End of year*	$133,828,183	$190,850,220

* Includes undistributed net investment income and net investment loss of:	$442,960	$(58,474)

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31:

	2005		2004		2003	2002	2001
Net Asset Value, Beginning of Year(1)	$8.66		$8.50		$8.44	$8.14	$8.36

Income (Loss) From Operations:
Net investment income (loss)	0.03		(0.01)		0.03	0.10 (2)	0.32
Net realized and unrealized gain (loss)	(0.14)		0.21		0.23	0.32 (2)	0.23

Total Income (Loss) From Operations	(0.11)		0.20		0.26	0.42	0.55

Less Distributions From:
Net investment income	(0.01)		(0.00	)*	(0.03)	(0.12)	(0.35)
Net realized gains	(0.13)		(0.04)		(0.17)	(0.00)*	(0.42)

Total Distributions	(0.14)		(0.04)		(0.20)	(0.12)	(0.77)

Net Asset Value, End of Year	$8.41		$8.66		$8.50	$8.44	$8.14

Total Return(3)	(1.23)%		2.33%		3.11%	5.20%	6.68%
Net Assets, End of Year (000s)	$133,828		$190,850		$219,989	$95,428	$45,122
Ratios to Average Net Assets:
Total expenses before dividend expense on short sales(4)	1.72	%(5)	1.63	%(5)	1.70%	1.88%	1.90	%(5)
Dividend expense from short sales	0.85		1.00		0.94	0.59	0.61
Total expenses	2.57		2.63		2.64	2.47	2.51
Net investment income (loss)	0.33		(0.09)		0.35	1.23 (2)	3.71
Portfolio Turnover Rate	180%		253%		229%	324%	317%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.11, $0.31 and 1.31%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	As a result of a voluntary expense limitation, expense ratio excluding short sales dividend expense will not exceed 1.90%.
(5)	The manager has agreed to voluntarily waive a portion of its management fee for the years ended March 31, 2005, 2004 and 2001. If such fees were not voluntarily waived, the expense ratios before dividend expense on short sales would have been 1.72%, 1.70% and 2.05%, respectively.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Multi-Strategy Market Neutral Investments (“Fund”), a separate investment fund of Consulting Group Capital Markets Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the current bid and ask price. Securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and asked prices. U.S. government agencies and obligations are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations maturing within 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Option Contracts. When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

(d) Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between

Notes to Financial Statements

(continued)

the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(e) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. Dividend expenses on short sales are recorded on ex-dividend date.

(f) Fund Investment Risks. The Fund may invest in foreign securities that involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

(g) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(h) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

(i) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassifications. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$199,256	$(199,256)

Notes to Financial Statements

(continued)

Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes, differences between book and tax amortization of premium on fixed income securities, and book/tax differences in the treatment of distributions from real estate investment trusts, and book/tax differences in the treatment of various items.

2. Investment Management Agreement, Administration Agreement and Other Transactions with Affiliates

The Trust has entered into an investment management agreement (“Management Agreement”) with Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”). The Consulting Group, a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Fund. SBFM has entered into an investment advisory agreement with each adviser selected for the Fund (collectively, “Advisers”).

Under the Management Agreement, the Fund pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of the Fund’s average daily net assets. In addition, SBFM pays each Adviser, based on the rates applied to the Fund’s average daily net assets on a monthly basis. The applicable management fee and advisory fee paid by SBFM to each Adviser are indicated below:

Advisers	Advisory Fee	Actual Management Fee Incurred	Maximum Allowable Annual Management Fee
Multi-Strategy Market Neutral Investments		1.27%	1.80%
Calamos Asset Management, Inc.	1.00%
Franklin Portfolio Associates LLC	1.00
Freeman Associates Investment Management, LLC	0.90
SSI Investment Management Inc.	1.00

Effective June 30, 2004, Camden Asset Management, L.P. was terminated as an Adviser.

During the year ended March 31, 2005, the Fund had a voluntary expense limitation in place of 1.90%. This expense limitation can be terminated at any time by SBFM. During the year ended March 31, 2005, SBFM voluntarily waived a portion of its fee amounting to $3,941.

During the fiscal year ended March 31, 2005, the Fund purchased a security in violation of the Fund’s investment restrictions. Subsequent to March 31, 2005, the position was sold resulting in a loss of $14,386. The manager has agreed to reimburse the Fund for this loss.

SBFM also acts as the Trust’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended March 31, 2005, the Fund paid transfer agent fees of $72,481 to CTB.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended March 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$280,385,253

Sales	$313,053,262

Notes to Financial Statements

(continued)

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,369,014
Gross unrealized depreciation	(5,146,408)

Net unrealized appreciation	$3,222,606

The following written call option transactions occurred during the year ended March 31, 2005:

	Number of Contracts	Premiums
Options written, outstanding at March 31, 2004	41	$19,967
Options closed	41	(19,967)

Options written, outstanding at March 31, 2005	—	—

4. Shares of Beneficial Interest

At March 31, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

	Year Ended March 31, 2005	Year Ended March 31, 2004
Shares sold	5,717,595	11,411,428
Shares issued on reinvestment	311,989	100,048
Shares reacquired	(12,148,246)	(15,358,058)

Net Decrease	(6,118,662)	(3,846,582)

5. Income Tax Information and Distributions to Shareholders

The tax character of distributions paid by the fund during the fiscal years ended March 31, were as follows:

	2005	2004
Distributions paid from:
Ordinary Income	$251,405	$772,528
Long-term Capital Gains	2,442,830	136,931

Total Distributions Paid	$2,694,235	$909,459

As of March 31, 2005, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$409,097

Total undistributed earnings	409,097
Other book/tax temporary differences (a)	(263,374)
Unrealized depreciation (b)	(189,223)

Total accumulated losses	$(43,500)

(a)	Other book/tax temporary differences are attributable primarily the deferral of post-October capital losses for tax purposes.
(b)	The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales, the difference between book & tax amortization methods for premiums on fixed income securities, the difference between the book and tax cost basis of investments in real estate investment trusts, recognition of gain on constructive sales of appreciated financial positions for tax purposes and other book/tax basis adjustments.

Notes to Financial Statements

(continued)

6. Additional Information

Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) have submitted an Offer of Settlement of an administrative proceeding to the U.S. Securities and Exchange Commission (“SEC”) in connection with an investigation into the 1999 appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”). SBFM and CGMI understand that the SEC has accepted the Offer of Settlement, but has not yet issued the administrative order.

The SEC order will find that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order will find that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”) had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also will find that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement will not establish wrongdoing or liability for purposes of any other proceeding.

The SEC will censure SBFM and CGMI and order them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order will require Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The distribution plan may also include a portion of certain escrowed transfer agency fees, in accordance with the terms of the order.

The order will require SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also will be required to comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

Report of Independent Registered

Public Accounting Firm

The Shareholders and Board of Trustees of

Consulting Group Capital Markets Funds:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Multi-Strategy Market Neutral Investments (“Fund”) of Consulting Group Capital Markets Funds as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned and sold short as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Multi-Strategy Market Neutral Investments of Consulting Group Capital Markets Funds as of March 31, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 27, 2005

Additional Information

(unaudited)

Information about Trustees and Officers

The business and affairs of the Consulting Group Capital Markets Funds (“Trust”) are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available without charge, upon request by calling the Trust’s transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Non-Interested Trustees:
H. John Ellis 858 E. Crystal Downs Drive Frankfort, MI 49635 Birth Year: 1927	Trustee	Since 1999	Retired	24	None
Armon E. Kamesar 7328 Country Club Drive La Jolla, CA 92037 Birth Year: 1927	Trustee	Since 1994	Chairman, TEC International (organization of chief executives); Trustee, U.S. Bankruptcy Court	24	None
Stephen E. Kaufman Stephen E. Kaufman, PC 277 Park Avenue, 47th Floor New York, NY 10172 Birth Year: 1932	Trustee	Since 1991	Attorney	51	None
John J. Murphy 123 Prospect Street Ridgewood, NJ 07450 Birth Year: 1944	Trustee	Since 2002	President, Murphy Capital Management	24	Barclays International Funds Group Ltd. and affiliated companies
Interested Trustee:
R. Jay Gerken, CFA** Citigroup Asset Management (“CAM”) 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Citigroup Global Markets Inc. (“CGM”); Chairman, President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”), Travelers Investment Adviser, Inc. (“TIA”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. (“Citigroup”); Formerly, Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2000)	219	None

Additional Information

(unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Officers:
Andrew B. Shoup CAM 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1956	Senior Vice President and Chief Administrative Officer and Treasurer	Since 2003	Director of CAM; Senior Vice President and Chief Administrative Officer of mutual funds associated with Citigroup; Treasurer of certain mutual funds associated with Citigroup; Head of International Funds Administration of CAM (from 2001 to 2003); Director of Global Funds Administration of CAM (from 2000 to 2001); Head of U.S. Citibank Funds Administration of CAM (from 1998 to 2000)	N/A	N/A
Robert J. Brault CAM 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004	Director of CGM; Chief Financial Officer and Treasurer of certain mutual funds associated with Citigroup; Director of Internal Control for CAM U.S. Mutual Fund Administration (from 2002 to 2004); Director of Project Management & Information Systems for CAM U.S. Mutual Fund Administration (from 2000 to 2002); Vice President of Mutual Fund Administration at Investors Capital Services (from 1999 to 2000)	N/A	N/A
Paul Hatch The Consulting Group 388 Greenwich Street New York, NY 10013 Birth Year: 1957	Investment Officer	Since 2001	Director of Managed Accounts, Smith Barney	N/A	N/A
Stephen M. Hagan The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1968	Investment Officer	Since 1997	First Vice President of The Consulting Group	N/A	N/A

Additional Information

(unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
LeRoy T. Pease The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1958	Investment Officer	Since 1996	First Vice President of The Consulting Group	N/A	N/A
Jason B. Moore The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1972	Investment Officer	2003	Vice President of CGM	N/A	N/A
Mark C. Kennard The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1958	Investment Officer	2004	First Vice President of CGM	N/A	N/A
Andrew Beagley CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1962	Chief Anti-Money Laundering Compliance Officer Chief Compliance Officer	Since 2002 Since 2004	Director of CGM (since 2000); Director of Compliance, North America, CAM (since 2000); Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer of certain mutual funds associated with Citigroup, Director of Compliance, Europe, the Middle East and Africa, Citigroup Asset Management (from 1999 to 2000); Chief Compliance Officer, SBFM, CFM, TIA	N/A	N/A
Robert I. Frenkel CAM 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for CAM and its predecessor (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Citigroup	N/A	N/A

*	Each Trustee and Officer serves until his or her successors has been duly elected and qualified.
**	Mr. Gerken is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

Important Tax Information

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended March 31, 2005:

Record Date:	12/16/2004	12/30/2004
Payable Date:	12/17/2004	12/31/2004
Qualified Dividend Income for Individuals	0.00%	42.13%
Dividends Qualifying for the Dividends Received Deduction for Corporations	0.00%	42.13%
Long-term capital gains paid	$0.1309	$0.0000

Please retain this information for your records.

WWW.SMITHBARNEY.COM

©2005 Citigroup Global Markets Inc. Member NASD, SIPC. Smith Barney and Consulting Group are divisions of Citigroup Global Markets Inc. Smith Barney is a service mark of Citigroup Global Markets Inc. and its affiliates and is used and registered throughout the world. CITIGROUP and the Umbrella Device are trademarks and service marks of Citicorp or its affiliates and are used and registered throughout the world.

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Fund. It is not authorized for distribution to prospective Investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from The Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

TK 2122 5/05        Consulting Group Capital Markets Funds • 222 Delaware Avenue • Wilmington, Delaware        •        19801

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Armon E. Kamesar, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Kamesar as the Audit Committee’s financial expert. Mr. Kamesar is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a)	Audit Fees for the Consulting Group Capital Markets Funds were $18,000 and $18,000 for the years ended 3/31/05 and 3/31/04.

b)	Audit-Related Fees for the Consulting Group Capital Markets Funds were $0 and $0 for the years ended 3/31/05 and 3/31/04.

c)	Tax Fees for Consulting Group Capital Markets Funds were $2,200 and $2,000 for the years ended 3/31/05 and 3/31/04. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Consulting Group Capital Markets Funds.

d)	All Other Fees for Consulting Group Capital Markets Funds were $0 and $0 for the years ended 3/31/05 and 3/31/04.

e)	(1) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent registered public accounting firm to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the independent registered public accounting firm. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent registered public accounting firm, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Consulting Group Capital Markets Funds, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 3/31/05 and 3/31/04; Tax Fees were 100% and 100% for the years ended 3/31/05 and 3/31/04; and Other Fees were 100% and 100% for the years ended 3/31/05 and 3/31/04.

f)	N/A

g)	Non-audit fees billed by the Accountant for services rendered to Consulting Group Capital Markets Funds and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Consulting Group Capital Markets Funds. Fees billed to and paid by Citigroup Global Markets Inc. related to transfer agent matter as fully described in the notes to the financial statements titled “Additional Information” were $75,000 and $0 for the years ended 3/31/05 and 3/31/04.

h)	Yes. The Consulting Group Capital Markets Funds’ Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant’s independence. All services provided by the Accountant to the Consulting Group Capital Markets Funds or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) Code of Ethics attached hereto.

Exhibit 99.CODE	ETH

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Consulting Group Capital Markets Funds

Date: June 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Consulting Group Capital Markets Funds

Date: June 9, 2005

By:	/s/ Robert J. Brault
(Robert J. Brault)
Chief Financial Officer of
Consulting Group Capital Markets Funds

Date: June 9, 2005